Cover	Apr. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2025
Entity File Number	333-184061
Entity Registrant Name	TIANCI INTERNATIONAL, INC.
Entity Central Index Key	0001557798
Entity Tax Identification Number	45-5540446
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit B,10/F., Ritz Plaza
Entity Address, Address Line Two	No.122 Austin Road
Entity Address, Address Line Three	Tsim Sha Tsui
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
City Area Code	852
Local Phone Number	22510781
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false